First Trust Nasdaq Bank ETF Shareholder Fees	Mar. 31, 2025
First Trust Nasdaq Bank ETF | First Trust Nasdaq Bank ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%